Accrued interest liabilities	6 Months Ended
Jun. 30, 2012
Accrued Interest Liabilities [Abstract]
Accrued interest liabilities
11.	Accrued interest liabilities

		June 30,	December 31,
		2012	2011
		$	$

	Corporate bridge financing (Note 12(c))	2,744,297	1,390,672
	Windstar senior secured notes (Note 12(b))	2,587,292	-
	Yabucoa - REC promissory note (Note 12(f))	271,382	2,961
	Kingman credit agreement (Note 12(d))	266,747	15,302
		5,869,718	1,408,935